Information about Geographic Areas	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Information about Geographic Areas

13. Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $16,106 and $15,988 for the six months ended June 30, 2014 and 2013, respectively. Net carrying value of long lived assets located in foreign countries totaled $8,027 and $8,838 for the periods ended June 30, 2014 and December 31, 2013, respectively. All other revenues from external customers and long lived assets relate to domestic operations.